Trade and Other Receivables - Trade and Other Receivables (Parenthetical) (Details) - Finance lease receivables - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Trade and Other Receivables [Line Items]
Unearned finance income relating to finance lease payments receivable		₩ 1,082,712
Current assets
Trade and Other Receivables [Line Items]
Unearned finance income relating to finance lease payments receivable	₩ 114,347	₩ 111,915
Non-current assets
Trade and Other Receivables [Line Items]
Unearned finance income relating to finance lease payments receivable	₩ 1,024,927